AMOUNTS PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
AMOUNTS PER SHARE

16.	AMOUNTS PER SHARE
The following table reconciles the weighted average number of shares used in the basic and diluted net income (loss) per share calculations:

	Year ended December 31
(000's)	2017	2016
Weighted average number of shares - basic and diluted	551,193	546,566

For the year ended December 31, 2017, 9.3 million shares (December 31, 2016 - 7.8 million) that are issuable on exercise of the share based compensation plans were excluded from the diluted net income (loss) per share calculation as their effect is anti-dilutive.